Columbia Variable Portfolio - Mid Cap Value Opportunity Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio (VP) – Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses - Columbia Variable Portfolio - Mid Cap Value Opportunity Fund		Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Columbia Variable Portfolio - Mid Cap Value Opportunity Fund Class 1, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Columbia Variable Portfolio - Mid Cap Value Opportunity Fund Class 2, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Columbia Variable Portfolio - Mid Cap Value Opportunity Fund Class 3, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class 1	Class 2	Class 3
Management fees			0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees			none	0.25%	0.13%
Other expenses			0.15%	0.15%	0.15%
Total annual fund operating expenses			0.91%	1.16%	1.04%
Less: Fee waiver/expense reimbursement	[2]		(0.02%)	(0.02%)	(0.02%)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	[2]		0.89%	1.14%	1.02%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.895% for Class 1, 1.145% for Class 2 and 1.02% for Class 3.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class 1, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Class 1	91	288	503	1,122
Class 2, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Class 2	116	367	637	1,412
Class 3, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Class 3	104	329	573	1,274

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies included within the Index was $208.9 million to $19.4 billion as of March 31, 2011. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•  how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•  how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +23.27% (quarter ended Sept. 30, 2009). • Lowest return for a calendar quarter was -28.69% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Class 3, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Columbia VP — Mid Cap Value Opportunity Fund:	Class 3		22.51%	3.82%	6.46%	May 02, 2005
Russell Midcap Value Index		Russell Midcap Value Index	(reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	6.02%	May 02, 2005
Lipper Mid-Cap Value Funds Index		Lipper Mid-Cap Value Funds Index	(reflects no deduction for taxes)	21.64%	4.19%	5.99%	May 02, 2005